Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory

5. Inventory

Inventory at December 31, 2015 and March 31, 2016 consists of:

	December 31	March 31
	2015	2016
Raw materials	$1,587	$1,765
Work in process	2,659	3,055
Finished goods	6,538	6,854

Total	$10,784	$11,674

Cost is determined on a first in, first out, or FIFO, basis and includes material costs, labor and applicable overhead. The Company reviews its inventory for excess or obsolescence and writes down inventory that has no alternative uses to its net realizable value. The inventory reserves at December 31, 2015 and March 31, 2016 were $2,341 and $2,353, respectively.

5. INVENTORY

Inventory at December 31, 2014 and 2015 consists of:

	December 31,
	2014	2015
Raw materials	$1,908	$1,587
Work in process	3,030	2,659
Finished goods	3,767	6,538

Total	$8,705	$10,784

The inventory reserves at December 31, 2014 and 2015 were $3,224 and $2,341.